Consolidated statements of cash flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Operating activities
Profit (loss) before income taxes	R$ (42,534)	R$ (100,901)	R$ 66,356
Adjustments to reconcile profit (loss) before income taxes
Depreciation and amortization	48,314	19,594	14,288
Inventory reserves	8,476	7,252	4,481
Allowance for doubtful accounts	17,392	9,588	5,227
Loss on sale/disposal of property and equipment and intangible	3,499	138	664
Fair value change in financial instruments from acquisition interests	(473)	(659)	6,657
Changes in accounts payable to selling shareholders	89,403	130,378
Share of loss of equity-accounted investees	1,800	792	705
Changes in fair value of step acquisitions	(3,708)		(1,184)
Share-based compensation plan	33,043	60,297	1,890
Interest accretion on acquisition liability	42,206	8,704	11,179
Income from non-cash equivalents	(45,797)
Interest on lease liabilities	1,489
Provision for legal proceedings	120	131
Provision for payroll taxes (restricted stock units)	8,333
Foreign exchange loss	555	34,435
Gain on sale of investment	(3,286)
Other financial cost/revenue, net	(1,360)
Adjustments to reconcile profit (loss) before income taxes	157,472	169,749	110,263
Changes in assets and liabilities
Trade receivables	(136,407)	(57,020)	(24,347)
Inventories	(14,637)	(3,563)	(8,914)
Recoverable taxes	(8,494)	(3,807)	(2,777)
Other assets	(16,035)	(2,254)	(320)
Trade payables	8,455	10,256	(1,512)
Labor and social obligations	15,950	7,169	3,081
Taxes and contributions payable	1,951	1,476	553
Advances from customers	19,997	99	3,950
Other liabilities	(268)	(3,342)	(654)
Cash generated from operations	27,984	118,763	79,323
Income taxes paid	(34,747)	(26,639)	(16,673)
Interest paid on lease liabilities	(852)
Net cash flows from (used in) operating activities	(7,615)	92,124	62,650
Investing activities
Acquisition of property and equipment	(10,991)	(6,854)	(5,314)
Payment of investments and interests in other entities	(41,853)	(2,000)	(19,900)
Acquisition of subsidiaries, net of cash acquired	(798,885)		(28,347)
Payment of accounts payable to selling shareholders		(14,756)
Acquisition of intangible assets	(43,102)	(29,403)	(6,047)
Purchase of financial investments	277,389	(727,951)	(17,361)
Loans to related parties	(14,000)		(300)
Net cash flows used in investing activities	(631,442)	(780,964)	(77,269)
Financing activities
Capital increase	13,830	3,091	86,148
Capital increase - proceeds from public offering	589,602	895,182
Share issuance costs	(18,897)	(78,531)
Payments of lease liabilities	(4,407)
Payment of loans and financing	(563)
Loans and financing	97,574
Payment to owners to acquire entity's shares	(928)
Dividends paid		(85,000)	(75,053)
Net cash flows from financing activities	676,211	734,742	11,095
Foreign exchange effects on cash and cash equivalents	(555)	(34,435)
Increase (decrease) in cash and cash equivalents	36,599	11,467	(3,524)
Cash and cash equivalents at the beginning of the year	12,301	834	4,358
Cash and cash equivalents at the end of the year	48,900	12,301	834
Increase (decrease) in cash and cash equivalents	R$ 36,599	R$ 11,467	R$ (3,524)